The interactive data file included as an exhibit to this filing relates to the supplements to the prospectuses for Columbia Energy and Natural Resources Fund, Columbia Greater China Fund, Columbia Value and Restructuring Fund and Columbia Small Cap Growth Fund I pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 8, 2012 (Accession No. 0001193125-12-459746), which is incorporated herein by reference.